Income Taxes - Summary of tax effect by applicable tax rates of deductible temporary differences and tax losses carried forward for which deferred tax assets were not recognized (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Tax Effect By Applicable Tax Rates Of Deductible Temporary Differences And Tax Losses Carried Forward For Which Deferred Tax Assets Were Not Recognized [Abstract]
Deductible temporary differences	¥ 134,788	¥ 225,759
Unused tax losses carried forward	75,761	85,946
Total	¥ 210,549	¥ 311,705